Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Categories of Financial Instruments
(a)	Categories of financial instruments

	As of December 31,
	2019	2020	2020
	RMB’000	RMB’000	US$’000
Financial assets
Financial assets at amortized cost	1,654,942	1,369,469	209,880

Financial liabilities
Financial liabilities at amortized cost	968,969	1,039,652	159,334

Carrying Amounts of Monetary Assets Denominated in a Currency Other than the Functional Currency
The Group has foreign currency sales which expose the Group to risk due to changes in foreign exchange rates. At the end of each reporting period, the carrying amounts of the Group’s monetary assets denominated in a currency other than the functional currency of the relevant entities were as follows:

	As of December 31,
	2019	2020	2020
	RMB’000	RMB’000	US$’000
Assets (HK$)	22	1,013	155
Assets (US$)	25,537	12,010	1,841
Liabilities (US$)	10,557	—	—

Remaining Contractual Maturity for its Financial Liabilities
The following tables detail the Group’s remaining contractual maturity for its financial liabilities. The tables have been drawn up based on the undiscounted cash flows of financial liabilities based on the earliest dates on which the Group can be required to pay. The tables include both interest and principal cash flows.

	Weighted average effective interest rate	On demand/ less than 3 months	3 months to 1 year	Total undiscounted cash flows	Carrying amount	Carrying amount
	%	RMB’000	RMB’000	RMB’000	RMB’000	US$’000
As of December 31, 2019
Non-derivative financial liabilities
Trade and other payables		330,829	70,000	400,829	400,829
Bank borrowings—fixed rate	4.35%	343,472	222,511	565,983	558,000
Amount due to a shareholder		10,557	—	10,557	10,557

		684,858	292,511	977,369	969,386

As of December 31, 2020
Non-derivative financial liabilities
Trade and other payables		371,653	110,000	481,653	481,653	73,817
Bank borrowings – fixed rate	4.32%	343,392	222,154	565,546	558,000	85,517

		715,045	332,154	1,047,199	1,039,653	159,334

Summary of Credit Quality and Maximum Exposure to credit Risk Based on Group's Credit Policy
Maximum exposure and
year-end
staging as at December 31, 2020 and 2019:
The table below shows the credit quality and the maximum exposure to credit risk based on the Group’s credit policy, which is mainly based on past due information unless other information is available without undue cost or effort, and year-end
staging classification. The amounts presented are gross carrying amounts for financial assets.

	12-month ECLs	Lifetime ECL
	Stage 1	Stage 2	Stage 3	Simplified approach	2020 Total	2020 Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	US$’000
Trade receivables*	—	—	—	395,165	395,165	60,562
Financial assets included in other receivables and prepayments
– Normal**	42,014	—	—	—	42,014	6,438
Pledged bank deposits
– Not yet past due	26,000	—	—	—	26,000	3,985
Fixed bank deposits with maturity periods over three months
– Not yet past due	290,000	—	—	—	290,000	44,444
Bank balances and cash
– Not yet past due	616,290	—	—	—	616,290	94,451

Total	974,304	—	—	395,165	1,369,469	209,880

	US$’000	US$’000	US$’000	US$’000	US$’000
Total	149,318	—	—	60,562	209,880

	12-month ECLs	Lifetime ECL
	Stage 1	Stage 2	Stage 3	Simplified approach	2019 Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Trade receivables*	—	—	—	369,742	369,742
Financial assets included in other receivables and prepayments
– Normal**	73,460	—	—	—	73,460
Pledged bank deposits
– Not yet past due	14,900	—	—	—	14,900
Fixed bank deposits with maturity periods over three months
– Not yet past due	290,000	—	—	—	290,000
Bank balances and cash
– Not yet past due	906,840	—	—	—	906,840

Total	1,285,200	—	—	369,742	1,654,942

*
For trade receivables, the Group has applied the simplified approach in IFRS 9 to determine the loss allowance at lifetime ECL. The Group determines the expected credit losses on those items by using a provision matrix grouped by ageing.

**
The credit quality of the financial assets included in other receivables and prepayments is considered to be “normal” when they are not past due and there is no information indicating that the financial assets had a significant increase in credit risk since initial recognition.

Interest rate risk [member]
Statement [LineItems]
Sensitivity Analysis	The analysis is prepared assuming the amounts outstanding at the end of the reporting periods were outstanding for the whole year. If interest rates had been 10 basis points higher/lower for bank deposits and pledged bank deposits, and all other variables were held constant, the Group’s pre-tax profit (loss) for the year would have increased/decreased (decreased/increased) by the following amount:

	2019	2020	2020
	RMB’000	RMB’000	US$’000
Pre-tax profit (loss) for the year	562	372	57

Currency risk [member]
Statement [LineItems]
Sensitivity Analysis	The following table details the Group’s sensitivity to a 5% increase and decrease in RMB against the relevant foreign currencies. The sensitivity analysis includes only outstanding foreign currency denominated monetary items and adjusts their translation at the years end for a 5% change. On this basis, if RMB depreciates against foreign currencies by 5%, the Group’s pre-tax
profit (loss) for the year would have increased/decreased (decreased/increased) by the following amount, and vice versa.

	2019	2020	2020
	RMB’000	RMB’000	US$’000
Pre-tax profit (loss) for the year	750	651	100